Digital Assets and Digital Asset ETPs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Digital Assets and Digital Asset ETPs (Tables) [Line Items]
Schedule of Provides a Reconciliation of Digital Assets for Operations and Digital Assets Held

The following table summarizes digital assets held by the Group for operations:

(in thousands), except units	As of
	June 30, 2026			December 31, 2025
	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	23,353	$1,700,003	$1,363,071	24,357	$2,438,104	$2,132,819
Ethereum	380,093	916,250	594,499	359,966	1,190,456	1,069,940
Solana	3,324,735	280,087	243,658	2,951,168	588,725	367,985
XRP	148,664,422	203,106	154,125	129,750,947	318,238	238,776
Other digital assets(1)(2)	Not meaningful	206,154	160,130	Not meaningful	276,915	165,193
Total digital assets		$3,305,600	$2,515,483		$4,812,438	$3,974,713

____________

(1)      Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.

(2)      Excludes various stablecoins held with a total fair value of $26.2 million and $8.2 million as of June 30, 2026 and December 31, 2025, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.

The following table summarizes digital assets held by the Group for treasury purposes:

(in thousands), except units	As of
	June 30, 2026			December 31, 2025
	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	235	$17,929	$13,729	235	$22,790	$20,546
Ethereum	6,077	16,661	9,517	2,596	8,421	7,717
Solana	46,933	4,455	3,441	40,910	8,025	5,091
Total digital assets		$39,045	$26,687		$39,236	$33,354

Coinshares International Limited [Member]
Digital Assets and Digital Asset ETPs (Tables) [Line Items]
Schedule of Digital Assets

The following table summarizes digital assets held by the Group for operations:

	As of December 31,
	2025			2024
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	24,357	$2,438,104	$2,132,819	25,332	$1,264,453	$2,370,555
Ethereum	359,966	1,190,456	1,069,940	411,634	1,062,584	1,373,680
Solana	2,951,168	588,725	367,985	1,894,767	224,674	359,936
XRP	129,750,947	318,238	238,776	70,009,634	62,004	145,858
Other digital assets(1)(2)	Not meaningful	276,915	165,193	Not meaningful	140,900	216,649
Total digital assets		$4,812,438	$3,974,713		$2,754,615	$4,466,678

(1)      Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.

(2)      Excludes various stablecoins held with a total fair value of $8.2 million and $5.1 million as of December 31, 2025 and 2024, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.

The following table summarizes digital assets held by the Group for treasury purposes:

	As of December 31,
	2025			2024
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	235	$22,790	$20,546	163	$8,894	$15,249
Ethereum	2,596	8,421	7,717	—	—	—
Solana	40,910	8,025	5,091	—	—	—
Total digital assets		$39,236	$33,354		$8,894	$15,249

Schedule of Provides a Reconciliation of Digital Assets for Operations and Digital Assets Held

The following table provides a reconciliation of digital assets, presented in the aggregate of both digital assets held by the Group for operations and digital assets held by the Group for treasury purposes:

	For the Years Ended December 31,
	2025	2024
Beginning balance (at fair value)	$4,481,927	$2,992,707
Additions(1)	5,922,415	5,543,986
Dispositions(2)	(5,689,089)	(6,437,643)
Gains(3)	68,611	2,434,909
Losses(3)	(961,455)	(10,008)
Translation of foreign currency denominated holdings	185,658	(42,024)
Ending balance (at fair value)	$4,008,067	$4,481,927

(1)      Additions represent purchases of, staking rewards earned on, loan redemptions in, and lending book interest received in, digital assets.

(2)      Dispositions represent the sales of, and loans of, digital assets.

(3)      For the years ended December 31, 2025 and 2024, the Group recognized cumulative realized gains from dispositions of digital assets of $127.7 million and $633.4 million, respectively, and cumulative realized losses from dispositions of digital assets of $196.4 million and $6.5 million, respectively.

Schedule of Opening and Closing Position of Digital Asset ETPs and Fund Holdings

The table below shows a reconciliation between the opening and closing position of the Group’s digital asset ETPs and fund holdings.

	For the Years Ended December 31,
	2025	2024
Opening position	$1,190,998	$267,063

Net additions and transfers	886,324	1,061,833
Net disposals and transfers	(837,283)	(649,593)
Net movement	49,041	412,240
Realized (loss)/gain	(6,316)	52,233
Unrealized (loss)/gain	(88,293)	459,771
Net (loss)/gain	(94,609)	512,004
Exchange differences	(2)	(309)
Closing position	$1,145,428	$1,190,998